Digital Assets (Details) $ / shares in Units, Token in Millions	1 Months Ended	3 Months Ended		9 Months Ended
	Jul. 31, 2025 USD ($) Token $ / shares	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Digital Assets [Abstract]
Warrant acquire exercised darwin token (in Token) | Token	50
Warrant exercise price	$ 1,000,000
Fair value quoted market price per (in Dollars per share) | $ / shares	$ 0.0006436
Digital assets		$ 32,182		$ 32,182
Loss from change in fair value		$ (967,818)		$ (967,818)